The Gabelli Equity Trust Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 98.4%
Financial Services  — 12.5%
24,500 Aegon Ltd. ...................... $ 149,340
250 Affiliated Managers Group Inc. ........ 41,868
10,600 Ally Financial Inc. ................. 430,254
248,300 American Express Co. .............. 56,535,427
8,500 Apollo Global Management Inc. ....... 955,825
4,950 Axis Capital Holdings Ltd. ........... 321,849
7,500 Banco Bilbao Vizcaya Argentaria SA .... 89,329
75,000 Banco Santander SA, ADR ........... 363,000
60,000 Bank of America Corp. .............. 2,275,200
58,000 Barclays plc ..................... 134,111
96 Berkshire Hathaway Inc., Cl. A† ....... 60,906,240
3,250 Berkshire Hathaway Inc., Cl. B† ....... 1,366,690
43,500 Blackstone Inc. ................... 5,714,595
120,000 Blue Owl Capital Inc. ............... 2,263,200
2,270 Capital One Financial Corp. ........... 337,980
50,000 Cipher Mining Inc.† ................ 257,500
100,220 Citigroup Inc. .................... 6,337,913
27,500 Commerzbank AG ................. 377,678
6,000 Compass Diversified Holdings ........ 144,420
23,745 Credit Agricole SA ................. 353,929
5,000 Cullen/Frost Bankers Inc. ............ 562,850
192,400 Dah Sing Banking Group Ltd. ......... 136,921
128,800 Dah Sing Financial Holdings Ltd. ...... 295,880
35,200 Daiwa Securities Group Inc. .......... 266,476
30,000 Deutsche Bank AG ................ 473,100
1,496 Diamond Hill Investment Group Inc. .... 230,638
67,560 DigitalBridge Group Inc. ............ 1,301,881
518 E-L Financial Corp. Ltd. ............. 416,446
3,000 EXOR NV ....................... 333,526
5,000 Federated Hermes Inc. .............. 180,600
5,951 First American Financial Corp. ........ 363,309
197 First Citizens BancShares Inc., Cl. A .... 322,095
27,526 Flushing Financial Corp. ............. 347,103
1,100,000 GAM Holding AG† ................. 318,955
4,000 ING Groep NV .................... 65,793
43,000 Interactive Brokers Group Inc., Cl. A .... 4,803,530
7,000 Intercontinental Exchange Inc. ........ 962,010
68,500 Janus Henderson Group plc .......... 2,252,965
12,800 Japan Post Bank Co. Ltd. ............ 137,403
82,300 Jefferies Financial Group Inc. ......... 3,629,430
35,150 JPMorgan Chase & Co. ............. 7,040,545
6,000 Julius Baer Group Ltd. .............. 346,488
1,750,000 Just Group plc ................... 2,323,618
29,800 Kinnevik AB, Cl. A† ................ 335,751
14,000 Loews Corp. ..................... 1,096,060
54,000 Marsh & McLennan Companies Inc. .... 11,122,920
3,950 Moelis & Co., Cl. A ................ 224,242
9,250 Moody's Corp. ................... 3,635,527
31,500 Morgan Stanley .................. 2,966,040
240 MSCI Inc. ....................... 134,508
Shares
Market
Value
45,535 NatWest Group plc ................ $ 152,588
9,096 NN Group NV .................... 420,202
32,000 Polar Capital Holdings plc ........... 183,971
13,077 Prosus NV ...................... 410,194
51,600 S&P Global Inc. .................. 21,953,220
12,400 Shinhan Financial Group Co. Ltd., ADR .. 440,076
1,100 Silvercrest Asset Management Group Inc.,
Cl. A ......................... 17,391
3,000 Societe Generale SA ............... 80,299
15,987 Standard Chartered plc ............. 135,475
102,400 State Street Corp. ................. 7,917,568
5,000 StoneCo Ltd., Cl. A† ............... 83,050
72,700 T. Rowe Price Group Inc. ............ 8,863,584
141,300 The Bank of New York Mellon Corp. .... 8,141,706
10,000 The Charles Schwab Corp. ........... 723,400
8,300 The Goldman Sachs Group Inc. ....... 3,466,827
32,500 The Westaim Corp.† ............... 88,775
17,000 Truist Financial Corp. ............... 662,660
13,000 TrustCo Bank Corp. NY ............. 366,080
3,100 UniCredit SpA .................... 117,640
20,000 W. R. Berkley Corp. ................ 1,768,800
1,900 Webster Financial Corp. ............. 96,463
199,100 Wells Fargo & Co. ................. 11,539,836
25,281 Westwood Holdings Group Inc. ....... 311,462
253,924,225
Food and Beverage  — 10.1%
3,000 Ajinomoto Co. Inc. ................ 111,613
2,100 Anheuser-Busch InBev SA/NV ........ 127,915
102,500 BellRing Brands Inc.† .............. 6,050,575
92,800 Brown-Forman Corp., Cl. A .......... 4,913,760
49,300 Brown-Forman Corp., Cl. B .......... 2,544,866
142,500 Campbell Soup Co. ................ 6,334,125
130,000 ChromaDex Corp.† ................ 452,400
15,000 Coca-Cola Europacific Partners plc ..... 1,049,250
23,000 Constellation Brands Inc., Cl. A ........ 6,250,480
25,000 Crimson Wine Group Ltd.† ........... 144,750
178,000 Danone SA ...................... 11,500,994
800,000 Davide Campari-Milano NV .......... 8,038,727
4,250 Diageo plc ...................... 156,928
151,500 Diageo plc, ADR .................. 22,534,110
96,583 Farmer Brothers Co.† .............. 344,801
90,000 Flowers Foods Inc. ................ 2,137,500
83,500 Fomento Economico Mexicano SAB de CV,
ADR ......................... 10,877,545
15,000 General Mills Inc. ................. 1,049,550
1,818,400 Grupo Bimbo SAB de CV, Cl. A ........ 8,583,106
42,550 Heineken NV .................... 4,101,159
9,000 Ingredion Inc. .................... 1,051,650
97,200 ITO EN Ltd. ..................... 2,374,459
55,700 Kerry Group plc, Cl. A .............. 4,840,406
2,000 Kerry Group plc, Cl. A .............. 171,408

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage (Continued)
8,000 Keurig Dr Pepper Inc. .............. $ 245,360
1,100 Laurent-Perrier ................... 143,001
9,450 LVMH Moet Hennessy Louis Vuitton SE .. 8,499,682
45,000 Maple Leaf Foods Inc. .............. 737,846
35,000 Molson Coors Beverage Co., Cl. B ...... 2,353,750
218,500 Mondelēz International Inc., Cl. A ...... 15,295,000
28,000 Morinaga Milk Industry Co. Ltd. ....... 572,097
41,000 Nestlé SA ....................... 4,352,997
13,000 Nomad Foods Ltd. ................ 254,280
113,000 PepsiCo Inc. ..................... 19,776,130
38,000 Pernod Ricard SA ................. 6,147,395
39,000 Post Holdings Inc.† ................ 4,144,920
40,000 Remy Cointreau SA ................ 4,032,310
4,500 The Boston Beer Co. Inc., Cl. A† ....... 1,369,890
70,000 The Coca-Cola Co. ................ 4,282,600
23,500 The J.M. Smucker Co. .............. 2,957,945
159,000 The Kraft Heinz Co. ................ 5,867,100
10,000 The Simply Good Foods Co.† ......... 340,300
43,260 Tootsie Roll Industries Inc. ........... 1,385,618
13,000 TreeHouse Foods Inc.† ............. 506,350
40,000 Tyson Foods Inc., Cl. A ............. 2,349,200
646,000 Yakult Honsha Co. Ltd. ............. 13,194,821
204,550,669
Equipment and Supplies  — 8.4%
320,700 AMETEK Inc. .................... 58,656,030
14,000 Amphenol Corp., Cl. A .............. 1,614,900
25,000 Ardagh Group SA† ................ 111,375
48,000 Ardagh Metal Packaging SA .......... 164,640
1,500 Crown Holdings Inc. ............... 118,890
500 Danaher Corp. ................... 124,860
286,000 Donaldson Co. Inc. ................ 21,358,480
22,000 DS Smith plc .................... 110,153
160,800 Flowserve Corp. .................. 7,345,344
36,400 Franklin Electric Co. Inc. ............ 3,887,884
11,000 Hubbell Inc. ..................... 4,565,550
116,700 IDEX Corp. ...................... 28,477,134
20,000 Ilika plc† ....................... 7,043
15,525 Kimball Electronics Inc.† ............ 336,116
180,500 Mueller Industries Inc. .............. 9,734,365
51,000 Mueller Water Products Inc., Cl. A ..... 820,590
8,000 Sealed Air Corp. .................. 297,600
20,000 Tenaris SA, ADR .................. 785,400
270,000 The L.S. Starrett Co., Cl. A† .......... 4,290,300
80,000 The Timken Co. ................... 6,994,400
59,000 The Weir Group plc ................ 1,505,720
93,000 Watts Water Technologies Inc., Cl. A .... 19,767,150
171,073,924
Diversified Industrial  — 6.2%
1,000 Agilent Technologies Inc. ............ 145,510
Shares
Market
Value
418,844 Ampco-Pittsburgh Corp.† ........... $ 908,892
42,006 AZZ Inc. ........................ 3,247,484
157,600 Crane Co. ....................... 21,296,488
21,200 Crane NXT Co. ................... 1,312,280
1,380 Eaton Corp. plc ................... 431,498
4,999 Esab Corp. ...................... 552,739
23,600 General Electric Co. ................ 4,142,508
120,700 Greif Inc., Cl. A ................... 8,334,335
12,000 Greif Inc., Cl. B ................... 834,240
19,600 Griffon Corp. .................... 1,437,464
123,200 Honeywell International Inc. .......... 25,286,800
29,000 Ingersoll Rand Inc. ................ 2,753,550
85,500 ITT Inc. ........................ 11,630,565
35,000 Kennametal Inc. .................. 872,900
50,000 Myers Industries Inc. .............. 1,158,500
23,500 nVent Electric plc ................. 1,771,900
100,000 Park-Ohio Holdings Corp. ........... 2,668,000
9,454 Proto Labs Inc.† .................. 337,981
1,400 Rheinmetall AG ................... 786,913
500 Roper Technologies Inc. ............ 280,420
900 Siemens AG ..................... 171,822
395,000 Steel Partners Holdings LP† .......... 15,661,750
5,307 Stratasys Ltd.† ................... 61,667
11,000 Sulzer AG ....................... 1,338,027
73,000 Textron Inc. ..................... 7,002,890
2,500 The Eastern Co. .................. 85,225
100,000 Toray Industries Inc. ............... 479,324
23,800 Trane Technologies plc ............. 7,144,760
45,000 Tredegar Corp. ................... 293,400
90,000 Trinity Industries Inc. ............... 2,506,500
4,400 Valmont Industries Inc. ............. 1,004,432
125,940,764
Automotive: Parts and Accessories  — 5.0%
4,500 Aptiv plc† ...................... 358,425
2,500 Atmus Filtration Technologies Inc.† ..... 80,625
88,600 BorgWarner Inc. .................. 3,077,964
368,400 Dana Inc. ....................... 4,678,680
350,000 Dowlais Group plc ................. 344,567
207,604 Garrett Motion Inc.† ............... 2,063,584
195,500 Genuine Parts Co. ................. 30,288,815
181,500 Modine Manufacturing Co.† .......... 17,276,985
34,350 O'Reilly Automotive Inc.† ............ 38,777,028
10,000 Phinia Inc. ...................... 384,300
105,000 Standard Motor Products Inc. ........ 3,522,750
30,000 Strattec Security Corp.† ............. 711,900
100,000 Superior Industries International Inc.† ... 290,000
101,855,623
Energy and Utilities  — 4.7%
28,000 APA Corp. ...................... 962,640
14,000 Avangrid Inc. .................... 510,160
46,000 Baker Hughes Co. ................. 1,541,000

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities (Continued)
21,000 BP plc, ADR ..................... $ 791,280
25,000 Callon Petroleum Co.† .............. 894,000
16,000 CMS Energy Corp. ................ 965,440
168,100 ConocoPhillips ................... 21,395,768
12,000 Diamond Offshore Drilling Inc.† ....... 163,680
26,000 Dril-Quip Inc.† ................... 585,780
98,400 Enbridge Inc. .................... 3,560,112
81,000 Energy Transfer LP ................ 1,274,130
70,000 Enterprise Products Partners LP ....... 2,042,600
1,500 Eos Energy Enterprises Inc.† ......... 1,545
21,000 Essential Utilities Inc. .............. 778,050
45,000 Evergy Inc. ...................... 2,402,100
22,500 Eversource Energy ................ 1,344,825
42,600 Exxon Mobil Corp. ................ 4,951,824
237,000 Halliburton Co. ................... 9,342,540
35,000 Kinder Morgan Inc. ................ 641,900
4,000 Marathon Oil Corp. ................ 113,360
8,000 Marathon Petroleum Corp. ........... 1,612,000
122,500 National Fuel Gas Co. .............. 6,580,700
15,000 New Fortress Energy Inc. ............ 458,850
86,000 NextEra Energy Inc. ................ 5,496,260
116,851 NextEra Energy Partners LP .......... 3,514,878
4,000 Niko Resources Ltd.† .............. 0
10,000 NOV Inc. ....................... 195,200
40,000 Occidental Petroleum Corp. .......... 2,599,600
90,000 Oceaneering International Inc.† ....... 2,106,000
55,000 PG&E Corp. ..................... 921,800
17,000 Phillips 66 ...................... 2,776,780
12,000 PNM Resources Inc. ............... 451,680
35,000 Portland General Electric Co. ......... 1,470,000
10,000 Primo Water Corp. ................ 182,100
70,000 RPC Inc. ....................... 541,800
97,500 Schlumberger NV ................. 5,343,975
2,450 Severn Trent plc .................. 76,379
34,000 Southwest Gas Holdings Inc. ......... 2,588,420
106,000 The AES Corp. ................... 1,900,580
56,000 UGI Corp. ....................... 1,374,240
24,700 Vitesse Energy Inc. ................ 586,131
3,300 Weatherford International plc† ........ 380,886
95,420,993
Entertainment  — 4.6%
115,000 Atlanta Braves Holdings Inc., Cl. A† .... 4,818,500
203,418 Atlanta Braves Holdings Inc., Cl. C† .... 7,945,507
18,858 Charter Communications Inc., Cl. A† .... 5,480,700
90,000 Genting Singapore Ltd. ............. 58,989
1,570,000 Grupo Televisa SAB, ADR ............ 5,024,000
81,000 International Game Technology plc ..... 1,829,790
14,573 Liberty Media Corp.-Liberty Live, Cl. A† .. 617,167
37,927 Liberty Media Corp.-Liberty Live, Cl. C† .. 1,661,961
Shares
Market
Value
10,000 Lions Gate Entertainment Corp., Cl. B† .. $ 93,100
141,974 Madison Square Garden Entertainment
Corp.† ....................... 5,566,801
99,217 Madison Square Garden Sports Corp.† .. 18,307,521
2,170 Netflix Inc.† ..................... 1,317,906
405,500 Ollamani SAB† ................... 732,483
368,000 Paramount Global, Cl. A ............. 8,033,440
18,000 Paramount Global, Cl. B ............. 211,860
173,974 Sphere Entertainment Co.† .......... 8,538,644
11,000 Take-Two Interactive Software Inc.† .... 1,633,390
40,000 TBS Holdings Inc. ................. 1,111,111
82,500 The Walt Disney Co. ............... 10,094,700
8,500 TKO Group Holdings Inc. ............ 734,485
60,000 Universal Entertainment Corp. ........ 763,377
587,000 Vivendi SE ...................... 6,396,178
375,750 Warner Bros Discovery Inc.† ......... 3,280,297
94,251,907
Health Care  — 4.5%
3,000 Abbott Laboratories ............... 340,980
1,750 AbbVie Inc. ..................... 318,675
14,000 Alcon Inc. ...................... 1,166,060
24,500 Amgen Inc. ..................... 6,965,840
1,000 Avantor Inc.† .................... 25,570
3,000 Axogen Inc.† .................... 24,210
12,000 Bausch + Lomb Corp.† ............. 207,600
15,000 Baxter International Inc. ............. 641,100
1,000 Becton Dickinson & Co. ............. 247,450
6,800 Biogen Inc.† ..................... 1,466,284
3,000 BioMarin Pharmaceutical Inc.† ........ 262,020
2,500 Bio-Rad Laboratories Inc., Cl. A† ...... 864,675
9,200 Bluebird Bio Inc.† ................. 11,776
82,000 Boston Scientific Corp.† ............ 5,616,180
88,700 Bristol-Myers Squibb Co. ............ 4,810,201
6,200 Cencora Inc. ..................... 1,506,538
400 Charles River Laboratories International
Inc.† ........................ 108,380
1,300 Chemed Corp. ................... 834,509
1,500 Cutera Inc.† ..................... 2,205
6,000 CVS Group plc ................... 73,836
240,000 Demant A/S† .................... 11,906,535
100 Elevance Health Inc. ............... 51,854
820 Eli Lilly & Co. .................... 637,927
80 Embecta Corp. ................... 1,062
2,300 Enovis Corp.† .................... 143,635
11,990 Exact Sciences Corp.† .............. 828,029
400 Fortrea Holdings Inc.† .............. 16,056
3,100 Fresenius SE & Co. KGaA ............ 83,611
1,390 Gerresheimer AG ................. 156,558
2,000 Gilead Sciences Inc. ............... 146,500
3,000 Glaukos Corp.† ................... 282,870
25,000 Haleon plc ...................... 105,106

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care (Continued)
1,700 HCA Healthcare Inc. ............... $ 567,001
67,000 Henry Schein Inc.† ................ 5,059,840
1,400 Hologic Inc.† .................... 109,144
200 Illumina Inc.† .................... 27,464
6,300 Incyte Corp.† .................... 358,911
9,360 Indivior plc† ..................... 200,125
555 Intuitive Surgical Inc.† .............. 221,495
200 iRhythm Technologies Inc.† .......... 23,200
24,100 Johnson & Johnson ............... 3,812,379
400 Laboratory Corp. of America Holdings ... 87,384
75,500 Merck & Co. Inc. .................. 9,962,225
200 Moderna Inc.† ................... 21,312
1,000 Neogen Corp.† ................... 15,780
4,000 NeoGenomics Inc.† ................ 62,880
74,000 Novartis AG, ADR ................. 7,158,020
62,500 Option Care Health Inc.† ............ 2,096,250
5,000 OraSure Technologies Inc.† .......... 30,750
130 Organon & Co. ................... 2,444
35,000 Perrigo Co. plc ................... 1,126,650
31,500 Pfizer Inc. ...................... 874,125
1,455 QIAGEN NV ..................... 62,550
500 Quest Diagnostics Inc. .............. 66,555
2,900 QuidelOrtho Corp.† ................ 139,026
300 Repligen Corp.† .................. 55,176
1,300 Roche Holding AG, Genusschein ....... 331,108
15,500 Sandoz Group AG, ADR† ............ 466,550
2,100 Sanofi SA ....................... 206,078
1,000 Siemens Healthineers AG† ........... 61,192
240 Stryker Corp. .................... 85,889
3,000 Teva Pharmaceutical Industries Ltd., ADR† 42,330
2,700 The Cigna Group .................. 980,613
15,700 Tristel plc ....................... 86,199
25,200 UnitedHealth Group Inc. ............ 12,466,440
11,996 Valeritas Holdings Inc.†(a) ........... 0
300 Vertex Pharmaceuticals Inc.† ......... 125,403
4,000 Waters Corp.† ................... 1,376,920
16,600 Zimmer Biomet Holdings Inc. ......... 2,190,868
20,060 Zimvie Inc.† ..................... 330,789
9,420 Zoetis Inc. ...................... 1,593,958
608 Zosano Pharma Corp.†(a) ........... 0
92,338,855
Business Services  — 4.0%
9,800 Allegion plc ..................... 1,320,158
425,000 Clear Channel Outdoor Holdings Inc.† ... 701,250
2,500 Edenred SE ..................... 133,400
16,000 Jardine Matheson Holdings Ltd. ....... 596,800
11,000 Lamar Advertising Co., Cl. A, REIT ..... 1,313,510
120,030 Mastercard Inc., Cl. A .............. 57,802,847
125,000 Paysafe Ltd.† .................... 1,973,750
Shares
Market
Value
10,000 Pitney Bowes Inc. ................. $ 43,300
125,000 Resideo Technologies Inc.† .......... 2,802,500
132,719 Steel Connect Inc.† ................ 1,250,213
20,000 The Brink's Co. ................... 1,847,600
140,000 The Interpublic Group of Companies Inc. . 4,568,200
107,000 Vestis Corp. ..................... 2,061,890
13,500 Visa Inc., Cl. A ................... 3,767,580
24,000 Willdan Group Inc.† ............... 695,760
80,878,758
Machinery  — 3.8%
25,000 Astec Industries Inc. ............... 1,092,750
12,800 Caterpillar Inc. ................... 4,690,304
415,010 CNH Industrial NV ................. 5,378,530
116,100 Deere & Co. ..................... 47,686,914
24,942 Intevac Inc.† .................... 95,777
6,688 Regal Rexnord Corp. ............... 1,204,509
134,500 Xylem Inc. ...................... 17,382,780
77,531,564
Retail  — 3.1%
117,000 Arko Corp. ...................... 666,900
51,500 AutoNation Inc.† .................. 8,527,370
34,000 BBB Foods Inc., Cl. A† .............. 808,520
2,500 Beacon Roofing Supply Inc.† ......... 245,050
7,500 Casey's General Stores Inc. .......... 2,388,375
70 Chipotle Mexican Grill Inc.† .......... 203,474
10,000 Copart Inc.† ..................... 579,200
31,390 Costco Wholesale Corp. ............. 22,997,256
79,900 CVS Health Corp. ................. 6,372,824
16,000 Lowe's Companies Inc. ............. 4,075,680
110,000 Macy's Inc. ..................... 2,198,900
97,720 PetIQ Inc.† ...................... 1,786,322
10,000 Pets at Home Group plc ............. 33,876
60,000 Qurate Retail Inc., Cl. A† ............ 73,800
35,000 Sally Beauty Holdings Inc.† .......... 434,700
7,250 Shake Shack Inc., Cl. A† ............ 754,217
117,000 The Wendy's Co. .................. 2,204,280
100,000 Walgreens Boots Alliance Inc. ........ 2,169,000
90,000 Walmart Inc. .................... 5,415,300
61,935,044
Environmental Services  — 3.0%
30,000 Pentair plc ...................... 2,563,200
199,000 Republic Services Inc. .............. 38,096,560
15,620 Veolia Environnement SA ............ 507,740
166 Veralto Corp. .................... 14,717
87,100 Waste Management Inc. ............ 18,565,365
29,000 Zurn Elkay Water Solutions Corp. ...... 970,630
60,718,212
Consumer Products  — 2.7%
34,180 American Outdoor Brands Inc.† ....... 300,784
12,500 Christian Dior SE ................. 10,471,588

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Consumer Products (Continued)
27,000 Church & Dwight Co. Inc. ........... $ 2,816,370
178,000 Edgewell Personal Care Co. .......... 6,877,920
66,000 Energizer Holdings Inc. ............. 1,943,040
35,500 Essity AB, Cl. B ................... 843,059
2,000 Givaudan SA .................... 8,906,137
58,000 Hanesbrands Inc.† ................ 336,400
23,800 Harley-Davidson Inc. ............... 1,041,012
1,170 Hermes International SCA ........... 2,986,494
556 HNI Corp. ....................... 25,092
4,000 Johnson Outdoors Inc., Cl. A ......... 184,440
25,000 Mattel Inc.† ..................... 495,250
13,000 National Presto Industries Inc. ........ 1,089,400
12,000 Oil-Dri Corp. of America ............. 894,720
50,000 Philip Morris International Inc. ........ 4,581,000
49,500 Reckitt Benckiser Group plc .......... 2,818,936
57,000 Spectrum Brands Holdings Inc. ....... 5,073,570
27,600 Svenska Cellulosa AB SCA, Cl. B ....... 423,643
8,000 The Estee Lauder Companies Inc., Cl. A .. 1,233,200
4,280 Unilever plc ..................... 214,757
5,000 Vista Outdoor Inc.† ................ 163,900
4,200 Zalando SE† ..................... 120,031
53,840,743
Consumer Services  — 2.6%
13,350 Amazon.com Inc.† ................ 2,408,073
393,500 Bollore SE ...................... 2,627,825
30 Booking Holdings Inc. .............. 108,836
2,000 Deutsche Post AG ................. 86,125
1,000 eBay Inc. ....................... 52,780
35,000 IAC Inc.† ....................... 1,866,900
58,900 Matthews International Corp., Cl. A ..... 1,830,612
951,000 Rollins Inc. ...................... 44,002,770
3,200 Travel + Leisure Co. ................ 156,672
1,920 Uber Technologies Inc.† ............ 147,821
6,000 Vroom Inc.† ..................... 80,580
53,368,994
Electronics  — 2.5%
6,000 Allient Inc. ...................... 214,080
30,000 Arlo Technologies Inc.† ............. 379,500
35,500 Bel Fuse Inc., Cl. A ................ 2,513,755
9,991 Bel Fuse Inc., Cl. B ................ 602,557
2,000 CTS Corp. ...................... 93,580
35,000 Flex Ltd.† ....................... 1,001,350
4,000 Hitachi Ltd., ADR ................. 729,160
51,500 Intel Corp. ...................... 2,274,755
34,000 Koninklijke Philips NV† ............. 680,000
1,300 Mettler-Toledo International Inc.† ...... 1,730,677
270,000 Mirion Technologies Inc.† ........... 3,069,900
250,000 Plug Power Inc.† ................. 860,000
28,249 Sony Group Corp., ADR ............. 2,422,070
Shares
Market
Value
37,000 TE Connectivity Ltd. ............... $ 5,373,880
165,500 Texas Instruments Inc. ............. 28,831,755
300 Thermo Fisher Scientific Inc. ......... 174,363
1,000 Universal Display Corp. ............. 168,450
5,000 Vishay Precision Group Inc.† ......... 176,650
51,296,482
Aerospace and Defense  — 2.4%
15,000 Avio SpA† ...................... 163,769
37,500 FTAI Aviation Ltd. ................. 2,523,750
14,000 Howmet Aerospace Inc. ............. 958,020
500 IQVIA Holdings Inc.† ............... 126,445
37,400 Kaman Corp. .................... 1,715,538
10,000 Kratos Defense & Security Solutions Inc.† 183,800
6,500 L3Harris Technologies Inc. ........... 1,385,150
17,600 Northrop Grumman Corp. ........... 8,424,416
3,915,666 Rolls-Royce Holdings plc† ........... 21,088,188
15,000 RTX Corp. ...................... 1,462,950
1,100 Thales SA ...................... 187,563
55,000 The Boeing Co.† .................. 10,614,450
48,834,039
Computer Software and Services  — 1.8%
20,000 3D Systems Corp.† ................ 88,800
275 Adobe Inc.† ..................... 138,765
1,000 Akamai Technologies Inc.† ........... 108,760
1,000 Alibaba Group Holding Ltd., ADR ...... 72,360
18,000 Alphabet Inc., Cl. A† ............... 2,716,740
29,850 Alphabet Inc., Cl. C† ............... 4,544,961
1,500 Backblaze Inc., Cl. A† .............. 15,345
2,000 Check Point Software Technologies Ltd.† . 328,020
300 Cloudflare Inc., Cl. A† .............. 29,049
470 CrowdStrike Holdings Inc., Cl. A† ...... 150,677
12,366 Edgio Inc.† ...................... 119,332
9,900 Fiserv Inc.† ..................... 1,582,218
2,000 Fortinet Inc.† .................... 136,620
90,000 Hewlett Packard Enterprise Co. ........ 1,595,700
41,000 I3 Verticals Inc., Cl. A† ............. 938,490
270 Intuit Inc. ....................... 175,500
29,659 Kyndryl Holdings Inc.† ............. 645,380
19,000 Meta Platforms Inc., Cl. A ........... 9,226,020
4,000 Micron Technology Inc. ............. 471,560
4,670 Microsoft Corp. .................. 1,964,762
12,000 MKS Instruments Inc. .............. 1,596,000
25,000 Movella Holdings Inc.† ............. 1,475
32,400 N-able Inc.† ..................... 423,468
1,270 NVIDIA Corp. .................... 1,147,521
145,000 Oxford Metrics plc ................ 190,332
35,800 PAR Technology Corp.† ............. 1,623,888
20,000 Playtech plc† .................... 116,471
4,700 PSI Software SE .................. 116,624
19,100 Rockwell Automation Inc. ........... 5,564,403
550 Salesforce Inc. ................... 165,649

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Computer Software and Services (Continued)
1,800 SAP SE, ADR .................... $ 351,054
251 ServiceNow Inc.† ................. 191,363
21,000 SolarWinds Corp.† ................ 265,020
2,600 Temenos AG ..................... 185,894
4,500 Unity Software Inc.† ............... 120,150
400 Veeva Systems Inc., Cl. A† ........... 92,676
20,800 Vimeo Inc.† ..................... 85,072
37,286,119
Building and Construction  — 1.8%
22,800 Arcosa Inc. ...................... 1,957,608
4,500 Ashtead Group plc ................ 320,333
18,000 Assa Abloy AB, Cl. B ............... 516,424
42,750 Canfor Corp.† .................... 539,997
3,000 Carrier Global Corp. ............... 174,390
4,000 Cie de Saint-Gobain SA ............. 310,407
39,000 Fortune Brands Innovations Inc. ....... 3,302,130
36,000 Gencor Industries Inc.† ............. 600,840
3,000 H&E Equipment Services Inc. ......... 192,540
49,794 Herc Holdings Inc. ................ 8,380,330
35,200 Ibstock plc ...................... 66,952
199,000 Johnson Controls International plc ..... 12,998,680
8,000 KBR Inc. ....................... 509,280
33,000 Knife River Corp.† ................. 2,675,640
12,000 Sika AG ........................ 3,573,987
3,000 Vulcan Materials Co. ............... 818,760
36,938,298
Hotels and Gaming  — 1.7%
14,500 Accor SA ....................... 677,356
160,624 Bally's Corp.† .................... 2,239,098
14,000 Better Collective A/S† .............. 376,028
43,500 Caesars Entertainment Inc.† .......... 1,902,690
111,000 Entain plc ....................... 1,117,147
2,500 Flutter Entertainment plc† ........... 498,234
26,000 Gambling.com Group Ltd.† .......... 237,380
1,000 GAN Ltd.† ...................... 1,270
41,000 Genius Sports Ltd.† ............... 234,110
7,000 Hyatt Hotels Corp., Cl. A ............ 1,117,340
20,000 Inspired Entertainment Inc.† ......... 197,200
9,500 Las Vegas Sands Corp. ............. 491,150
4,038,500 Mandarin Oriental International Ltd. .... 6,279,867
7,200 Marriott International Inc., Cl. A ....... 1,816,632
70,000 MGM China Holdings Ltd.† .......... 116,981
80,000 MGM Resorts International† ......... 3,776,800
14,000 Penn Entertainment Inc.† ............ 254,940
25,000 PlayAGS Inc.† ................... 224,500
101,800 Ryman Hospitality Properties Inc., REIT . 11,769,098
40,000 Super Group SGHC Ltd.† ............ 138,000
200,000 The Hongkong & Shanghai Hotels Ltd.† . 152,040
4,000 Wyndham Hotels & Resorts Inc. ....... 307,000
Shares
Market
Value
7,400 Wynn Resorts Ltd. ................ $ 756,502
34,681,363
Telecommunications  — 1.6%
100,000 America Movil SAB de CV, ADR ....... 1,866,000
8,200 AT&T Inc. ....................... 144,320
55,000 BCE Inc. ........................ 1,868,900
784,200 BT Group plc, Cl. A ................ 1,085,292
7,040,836 Cable & Wireless Jamaica Ltd.†(a) ..... 53,067
6,000 Cisco Systems Inc. ................ 299,460
17,000 Deutsche Telekom AG .............. 412,660
125,000 Deutsche Telekom AG, ADR .......... 3,026,250
51,000 GCI Liberty Inc., Escrow†(a) ......... 0
36,000 Hellenic Telecommunications Organization
SA .......................... 530,924
15,000 Hellenic Telecommunications Organization
SA, ADR ...................... 107,700
264,732 Koninklijke KPN NV ................ 989,911
130,045 Liberty Global Ltd., Cl. A† ........... 2,200,361
344,064 Liberty Global Ltd., Cl. C† ........... 6,069,289
50,000 Lumen Technologies Inc.† ........... 78,000
1,100,000 NII Holdings Inc., Escrow† ........... 385,000
16,000 Oi SA, ADR† ..................... 13
21,000 Telecom Argentina SA, ADR .......... 166,950
400,000 Telecom Italia SpA† ................ 97,140
70,000 Telefonica Brasil SA, ADR ........... 704,900
300,000 Telefonica SA, ADR ................ 1,323,000
325,000 Telephone and Data Systems Inc. ...... 5,206,500
50,000 TELUS Corp. .................... 799,897
46,075 TIM SA, ADR .................... 817,831
3,040 VEON Ltd., ADR† ................. 72,990
83,000 Verizon Communications Inc. ......... 3,482,680
174,000 Vodafone Group plc ............... 154,740
102,000 Vodafone Group plc, ADR ........... 907,800
32,851,575
Aviation: Parts and Services  — 1.5%
40,000 Astronics Corp.† .................. 761,600
107,000 Curtiss-Wright Corp. ............... 27,385,580
4,000 John Bean Technologies Corp. ........ 419,560
40,000 Spirit AeroSystems Holdings Inc., Cl. A† . 1,442,800
30,009,540
Cable and Satellite  — 1.4%
17,200 AMC Networks Inc., Cl. A† ........... 208,636
195,980 Comcast Corp., Cl. A ............... 8,495,733
245,296 EchoStar Corp., Cl. A† .............. 3,495,468
145,000 Liberty Latin America Ltd., Cl. A† ...... 1,010,650
377,500 Rogers Communications Inc., Cl. B ..... 15,477,500
70,000 WideOpenWest Inc.† ............... 253,400
28,941,387
Broadcasting  — 1.3%
2,000 Cogeco Inc. ..................... 84,013

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Broadcasting (Continued)
24,000 Corus Entertainment Inc.,
OTC, Cl. B ..................... $ 12,629
109,000 Fox Corp., Cl. A ................... 3,408,430
65,000 Fox Corp., Cl. B ................... 1,860,300
16,000 Gray Television Inc. ................ 101,120
19,250 Liberty Broadband Corp., Cl. A† ....... 1,099,560
69,172 Liberty Broadband Corp., Cl. C† ....... 3,958,713
34,250 Liberty Media Corp.-Liberty Formula One,
Cl. A† ........................ 2,011,845
36,750 Liberty Media Corp.-Liberty Formula One,
Cl. C† ........................ 2,410,800
123,449 Liberty Media Corp.-Liberty SiriusXM† .. 3,667,670
55,000 Liberty Media Corp.-Liberty SiriusXM,
Cl. A† ........................ 1,633,500
17,500 Nexstar Media Group Inc. ........... 3,015,075
85,000 Sinclair Inc. ..................... 1,144,950
155,000 TEGNA Inc. ..................... 2,315,700
60,000 Television Broadcasts Ltd.† .......... 23,611
26,747,916
Real Estate  — 1.1%
15,500 American Tower Corp., REIT .......... 3,062,645
47,500 Blackstone Mortgage Trust Inc., Cl. A, REIT 945,725
8,000 Bresler & Reiner Inc.†(a) ............ 200
10,000 Gaming and Leisure Properties Inc., REIT 460,700
17,000 Rayonier Inc., REIT ................ 565,080
60,000 Seritage Growth Properties, Cl. A† ..... 579,000
1,000 Simon Property Group Inc., REIT ...... 156,490
12,000 Tejon Ranch Co.† ................. 184,920
277,000 The St. Joe Co. ................... 16,057,690
27,415 VICI Properties Inc., REIT ........... 816,693
9,000 Weyerhaeuser Co., REIT ............ 323,190
23,152,333
Automotive  — 1.0%
19,550 Daimler Truck Holding AG ........... 990,458
7,500 Daimler Truck Holding AG, ADR ....... 190,125
19,500 General Motors Co. ................ 884,325
172,750 Iveco Group NV† ................. 2,571,924
3,000 Mercedes-Benz Group AG ........... 238,890
103,500 PACCAR Inc. .................... 12,822,615
70,000 Piaggio & C SpA .................. 221,423
21,000 Stellantis NV .................... 594,300
3,500 The Shyft Group Inc. ............... 43,470
190 Toyota Motor Corp., ADR ............ 47,819
52,000 Traton SE ....................... 1,870,381
20,475,730
Transportation  — 0.9%
20,000 FTAI Infrastructure Inc. ............. 125,600
130,200 GATX Corp. ..................... 17,450,706
Shares
Market
Value
500 Union Pacific Corp. ................ $ 122,965
17,699,271
Specialty Chemicals  — 0.8%
8,000 AdvanSix Inc. .................... 228,800
60,725 Arcadium Lithium plc† ............. 261,725
2,500 DSM-Firmenich AG ................ 284,277
47,500 DuPont de Nemours Inc. ............ 3,641,825
6,000 FMC Corp. ...................... 382,200
15,000 H.B. Fuller Co. ................... 1,196,100
36,500 International Flavors & Fragrances Inc. .. 3,138,635
2,800 Johnson Matthey plc ............... 63,224
7,100 Rogers Corp.† ................... 842,699
99,900 Sensient Technologies Corp. ......... 6,912,081
13,000 SGL Carbon SE† .................. 97,544
12,500 Treatt plc ....................... 67,209
17,116,319
Metals and Mining  — 0.7%
35,000 Agnico Eagle Mines Ltd. ............ 2,087,750
200 Alliance Resource Partners LP ........ 4,010
40,000 Barrick Gold Corp. ................ 665,600
28,000 Cleveland-Cliffs Inc.† ............... 636,720
107,500 Freeport-McMoRan Inc. ............. 5,054,650
2,500 Materion Corp. ................... 329,375
60,000 Metallus Inc.† .................... 1,335,000
50,000 New Hope Corp. Ltd. ............... 151,509
117,000 Newmont Corp. .................. 4,193,280
10,000 Vale SA, ADR .................... 121,900
14,579,794
Wireless Communications  — 0.7%
20,000 Anterix Inc.† ..................... 672,200
99,000 Millicom International Cellular SA, SDR† . 2,018,105
105,000 Operadora De Sites Mexicanos SAB de CV 127,583
38,600 T-Mobile US Inc. .................. 6,300,292
113,000 United States Cellular Corp.† ......... 4,124,500
13,242,680
Communications Equipment  — 0.6%
9,440 Apple Inc. ...................... 1,618,771
3,250 Arista Networks Inc.† .............. 942,435
238,000 Corning Inc. ..................... 7,844,480
2,500 Motorola Solutions Inc. ............. 887,450
4,500 QUALCOMM Inc. ................. 761,850
33,000 Telesat Corp.† ................... 283,800
12,338,786
Agriculture  — 0.4%
118,000 Archer-Daniels-Midland Co. .......... 7,411,580
46,000 Limoneira Co. .................... 899,760
6,500 The Mosaic Co. ................... 210,990
8,522,330

The Gabelli Equity Trust Inc.
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Manufactured Housing and Recreational Vehicles  — 0.4%
680 Cavco Industries Inc.† .............. $ 271,361
10,914 Legacy Housing Corp.† ............. 234,869
5,000 Martin Marietta Materials Inc. ......... 3,069,700
40,413 Nobility Homes Inc. ................ 1,313,625
37,500 Skyline Champion Corp.† ............ 3,187,875
8,077,430
Publishing  — 0.3%
1,400 Graham Holdings Co., Cl. B .......... 1,074,752
105,000 News Corp., Cl. A ................. 2,748,900
92,000 News Corp., Cl. B ................. 2,489,520
72,000 The E.W. Scripps Co., Cl. A† .......... 282,960
6,596,132
Semiconductors  — 0.2%
8,000 Advanced Micro Devices Inc.† ........ 1,443,920
40,000 Alphawave IP Group plc† ............ 88,351
2,750 Applied Materials Inc. .............. 567,132
215 ASML Holding NV ................. 208,651
1,200 Axcelis Technologies Inc.† ........... 133,824
500 Azenta Inc.† ..................... 30,140
443 Broadcom Inc. ................... 587,157
200 Lam Research Corp. ............... 194,314
3,000 nLight Inc.† ..................... 39,000
2,200 NXP Semiconductors NV ............ 545,094
23,758 SkyWater Technology Inc.† .......... 241,619
3,000 Taiwan Semiconductor Manufacturing Co.
Ltd., ADR ..................... 408,150
4,487,352
Computer Hardware  — 0.1%
11,000 Dell Technologies Inc., Cl. C .......... 1,255,210
5,500 HP Inc. ........................ 166,210
3,000 NETGEAR Inc.† ................... 47,310
1,468,730
TOTAL COMMON STOCKS ......... 2,002,973,881
CLOSED-END FUNDS  — 0.2%
245,000 Altaba Inc., Escrow† ............... 588,000
4,285 Royce Global Value Trust Inc. ......... 45,806
46,158 Royce Value Trust Inc. .............. 700,217
225,000 SuRo Capital Corp.† ............... 1,023,750
90,000 The Central Europe, Russia,
and Turkey Fund Inc. ............. 856,800
157,500 The New Germany Fund Inc. ......... 1,371,825
4,586,398
TOTAL CLOSED-END FUNDS ........ 4,586,398
Shares
Market
Value
PREFERRED STOCKS  — 0.1%
Retail  — 0.1%
51,149 Qurate Retail Inc., 8.000%, 03/15/31 .... $ 2,543,128
WARRANTS  — 0.0%
Energy and Utilities  — 0.0%
2,504 Occidental Petroleum Corp., expire
08/03/27† ..................... 107,922
Diversified Industrial  — 0.0%
379,000 Ampco-Pittsburgh Corp., expire 08/01/25† 37,900
TOTAL WARRANTS .............. 145,822
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 1.3%
$ 26,598,000 U.S. Treasury Bills,
5.262% to 5.325%††, 04/18/24 to
06/27/24 ...................... 26,376,076
TOTAL INVESTMENTS — 100.0% ....
(Cost $1,136,013,430) ............ $ 2,036,625,305
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
SDR Swedish Depositary Receipt
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 84.9% $ 1,729,692,470
Europe .............................. 12.1 245,701,125
Latin America ....................... 1.5 30,405,778
Japan ............................... 1.1 22,209,729
Asia/Pacific ......................... 0.4 8,616,203
Total Investments ................... 100.0% $ 2,036,625,305